Fair Value Measurements (Assets and Liabilities Remeasured At Fair Value on a Nonrecurring Basis) (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Nonrecurring changes in fair value, Amounts included in earnings	¥ (53,741)	¥ (151,206)
Fair Value, Measurements, Nonrecurring | Level 3
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Long-lived assets, Estimated fair value	19,375	72
Goodwill, Estimated fair value		0
Long-lived assets impairments
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Nonrecurring changes in fair value, Amounts included in earnings	¥ (53,741)	(39,137)
Goodwill impairments
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Nonrecurring changes in fair value, Amounts included in earnings		¥ (112,069)